INVENTORIES	12 Months Ended
Dec. 31, 2017
INVENTORIES [Abstract]
INVENTORIES
6.	InVENTORIES

Inventories consist of the following:

in millions of $	As of December 31,
	2016	2017

Raw materials	76.0	84.5
Work-in-progress	29.5	13.8
Finished goods	211.1	193.9
Project assets*	1.0	1.4

	317.6	293.6

The write-down of inventories amounted to $10.2 million, $0.9 million and $4.0 million for the years ended December 31, 2015, 2016 and 2017, respectively.

* Reclassifications have been made to the 2016 and 2015 consolidated financial statements to conform to the current period presentation. The Group has reclassified the amount of $ 10.5 million and $20.9 million from inventories to amount due from third parties (non-current assets) for the year ended December 31, 2015 and 2016, respectively. The Company evaluated the impact to all periods and concluded that prior financial statements were not materially misstated and the impact to the current period financial statements was not material. Due to the reclassification of inventories, cash flows from operation activities in 2015 and 2016 increased by $10.5 million and $7.8 million, respectively, cash flows from investing activities in 2015 and 2016 decreased by $10.5 million and $7.8 million, respectively.